Income and expenses - Sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing expenses [Line Items]
Total	€ (62,125)	€ (49,151)	€ (44,636)
Sales and marketing expenses [Member]
Sales and marketing expenses [Line Items]
Purchase of goods and services	(11,802)	(6,704)	(5,960)
Amortization and depreciation	(2,541)	(1,892)	(1,946)
Payroll expenses	(47,782)	(40,555)	(36,521)
Other			(209)
Total	€ (62,125)	€ (49,151)	€ (44,636)